Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial information by segment [Abstract]
Loss attributable to the Company	$ 6,829	$ 28,171
Profit attributable to non-controlling interests	11,315	1,979
Income tax	33,128	3,471
Share of (profit)/loss of associates	(2,656)	(1,591)
Financial expense, net	172,807	202,797
Depreciation, amortization, and impairment charges	188,876	194,073
Total segment Adjusted EBITDA	(396,642)	(372,557)
Reconciling Item [Member]
Financial information by segment [Abstract]
Loss attributable to the Company	(6,829)	(28,171)
Profit attributable to non-controlling interests	11,315	1,979
Income tax	33,128	3,471
Share of (profit)/loss of associates	(2,656)	(1,591)
Financial expense, net	172,807	202,797
Depreciation, amortization, and impairment charges	188,876	194,073
Total segment Adjusted EBITDA	$ 396,642	$ 372,557